Condensed Financial Statements of the Company (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OPERATING ACTIVITIES
Net income	¥ 609,915		¥ 449,228	¥ 157,047
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(667,213)		(505,095)	(124,051)
Compensation expenses associated with stock options				4,937
Changes in operating assets and liabilities:
Other receivables	(7,272)		(207,162)	(6,395)
Net cash used in operating activities	523,827		152,127	87,846
Cash flows (used in) generated from investing activities
Net cash generated from investing activities	1,567,585		(23,723)	(732,606)
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	3,286		64,946	1,144
Proceeds of employee subscriptions	211,054		22,187
Dividends paid	326,725		137,216
Net cash generated from (used in) financing activities	(1,664,506)		47,558	(216,575)
Net (decrease) increase in cash and cash equivalents	426,906		175,962	(861,335)
Cash and cash equivalents and restricted cash at beginning of year	363,746
Effect of exchange rate changes on cash and cash equivalents	(17,773)		(10,908)	2,463
Cash and cash equivalents and restricted cash at end of year	772,823		363,746
USD [Member]
OPERATING ACTIVITIES
Net income | $		$ 88,708
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate | $		(97,042)
Compensation expenses associated with stock options | $
Changes in operating assets and liabilities:
Other receivables | $		(1,058)
Net cash used in operating activities | $		76,187
Cash flows (used in) generated from investing activities
Net cash generated from investing activities | $		227,996
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options | $		478
Proceeds of employee subscriptions | $		30,697
Dividends paid | $		47,521
Net cash generated from (used in) financing activities | $		(242,092)
Net (decrease) increase in cash and cash equivalents | $		62,091
Effect of exchange rate changes on cash and cash equivalents | $		(2,585)
Cash and cash equivalents and restricted cash at end of year | $		112,403
Parent Company [Member]
OPERATING ACTIVITIES
Net income	609,915		449,228	157,047
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(606,264)		(451,434)	(158,714)
Compensation expenses associated with stock options				4,937
Changes in operating assets and liabilities:
Other receivables	10,644		(6,489)	(9,290)
Other payables	1,326,440		(5,693)	3,506
Net cash used in operating activities	1,340,735		(14,388)	(2,514)
Cash flows (used in) generated from investing activities
Decrease in investment in subsidiaries and an affiliate	81,129		98,399	127,475
Advances to subsidiaries and affiliates	467,995		(38,609)	(122,885)
Decrease in advances to subsidiaries and affiliates			174,012
Net cash generated from investing activities	549,124		233,802	4,590
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	3,286		64,946	1,144
Proceeds of employee subscriptions	211,054		22,187
Dividends paid	(326,725)		(137,216)
Repurchase ordinary shares from open market	(251,220)
Repurchase ordinary shares from shareholder	(1,318,611)
Net cash generated from (used in) financing activities	(1,682,216)		(50,083)	1,144
Net (decrease) increase in cash and cash equivalents	207,643		169,331	3,220
Cash and cash equivalents and restricted cash at beginning of year	169,413		10,746	5,349
Effect of exchange rate changes on cash and cash equivalents	(10,194)		(10,664)	2,177
Cash and cash equivalents and restricted cash at end of year	¥ 366,862		¥ 169,413	¥ 10,746
Parent Company [Member] | USD [Member]
OPERATING ACTIVITIES
Net income | $		88,708
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate | $		(88,177)
Compensation expenses associated with stock options | $
Changes in operating assets and liabilities:
Other receivables | $		1,548
Other payables | $		192,923
Net cash used in operating activities | $		195,003
Cash flows (used in) generated from investing activities
Decrease in investment in subsidiaries and an affiliate | $		11,799
Advances to subsidiaries and affiliates | $		68,066
Decrease in advances to subsidiaries and affiliates | $
Net cash generated from investing activities | $		79,865
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options | $		478
Proceeds of employee subscriptions | $		30,697
Dividends paid | $		(47,520)
Repurchase ordinary shares from open market | $		(36,538)
Repurchase ordinary shares from shareholder | $		(191,784)
Net cash generated from (used in) financing activities | $		(244,667)
Net (decrease) increase in cash and cash equivalents | $		30,201
Cash and cash equivalents and restricted cash at beginning of year | $		24,640
Effect of exchange rate changes on cash and cash equivalents | $		(1,483)
Cash and cash equivalents and restricted cash at end of year | $		$ 53,358